Other Payables and Accrued Expenses (Details) - Schedule of other payable and accrued expenses - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Payable And Accrued Expenses Abstract
Employees and payroll accruals	$ 907	$ 788
Accrued expenses	1,276	2,366
Others	63	48
Total other payables and accrued expenses	$ 2,246	$ 3,202